SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Net Assets (Details)	Dec. 31, 2024 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of after tax profit, transferred annually by PRC subsidiaries to statutory surplus fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of PRC subsidiaries to statutory surplus fund (as a percent)	50.00%
Restricted net assets	¥ 433,868,390